Investment Portfolio	as of September 30, 2019 (Unaudited)

DWS Equity 500 Index Fund

DWS Equity 500 Index Fund (the “Fund”) is a feeder fund that invests substantially all of its assets in a “master portfolio”, the Deutsche DWS Equity 500 Index Portfolio (the “Portfolio”) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2019, the Fund owned approximately 38% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

	Shares	Value ($)
Common Stocks 98.0%
Communication Services 10.1%
Diversified Telecommunication Services 2.1%
AT&T, Inc.	469,509	17,766,221
CenturyLink, Inc.	63,249	789,347
Verizon Communications, Inc.	265,647	16,034,453
		34,590,021
Entertainment 1.8%
Activision Blizzard, Inc.	49,212	2,604,299
Electronic Arts, Inc.*	18,816	1,840,581
Netflix, Inc.*	28,164	7,537,250
Take-Two Interactive Software, Inc.*	7,234	906,710
Viacom, Inc. "B"	22,349	537,046
Walt Disney Co.	115,742	15,083,497
		28,509,383
Interactive Media & Services 4.7%
Alphabet, Inc. "A"*	19,252	23,509,387
Alphabet, Inc. "C"*	19,413	23,664,447
Facebook, Inc. "A"*	154,549	27,522,086
TripAdvisor, Inc.*	6,877	266,003
Twitter, Inc.*	49,655	2,045,786
		77,007,709
Media 1.4%
CBS Corp. "B"	21,066	850,434
Charter Communications, Inc. "A"*	10,392	4,282,751
Comcast Corp. "A"	291,440	13,138,115
Discovery, Inc. "C"*	22,331	549,789
Discovery, Inc. "A"* (a)	10,392	276,739
DISH Network Corp. "A"*	15,481	527,438
Fox Corp. "A"	22,747	717,327
Fox Corp. "B"	10,195	321,550
Interpublic Group of Companies, Inc.	24,776	534,171
News Corp. "A"	25,299	352,162
News Corp. "B"	8,422	120,392
Omnicom Group, Inc.	13,819	1,082,028
		22,752,896
Wireless Telecommunication Services 0.1%
T-Mobile U.S., Inc.*	20,315	1,600,213
Consumer Discretionary 9.9%
Auto Components 0.1%
Aptiv PLC	16,291	1,424,159
BorgWarner, Inc.	13,410	491,879
		1,916,038
Automobiles 0.4%
Ford Motor Co.	251,686	2,305,444
General Motors Co.	80,698	3,024,561
Harley-Davidson, Inc.	10,331	371,606
		5,701,611
Distributors 0.1%
Genuine Parts Co.	9,376	933,756
LKQ Corp.*	19,757	621,358
		1,555,114
Diversified Consumer Services 0.0%
H&R Block, Inc.	13,181	311,335
Hotels, Restaurants & Leisure 1.9%
Carnival Corp.	25,756	1,125,795
Chipotle Mexican Grill, Inc.*	1,638	1,376,690
Darden Restaurants, Inc.	7,849	927,909
Hilton Worldwide Holdings, Inc.	18,441	1,717,041
Marriott International, Inc. "A"	17,575	2,185,803
McDonald's Corp.	48,797	10,477,204
MGM Resorts International	33,661	933,083
Norwegian Cruise Line Holdings Ltd.*	14,036	726,644
Royal Caribbean Cruises Ltd.	11,041	1,196,071
Starbucks Corp.	76,886	6,798,260
Wynn Resorts Ltd.	6,220	676,238
Yum! Brands, Inc.	19,455	2,206,781
		30,347,519
Household Durables 0.4%
D.R. Horton, Inc.	21,863	1,152,399
Garmin Ltd.	9,288	786,601
Leggett & Platt, Inc.	8,592	351,756
Lennar Corp. "A"	18,175	1,015,074
Mohawk Industries, Inc.*	3,828	474,940
Newell Brands, Inc.	24,185	452,743
NVR, Inc.*	220	817,817
PulteGroup, Inc.	16,543	604,646
Whirlpool Corp.	4,063	643,417
		6,299,393
Internet & Direct Marketing Retail 3.4%
Amazon.com, Inc.*	26,692	46,334,910
Booking Holdings, Inc.*	2,730	5,357,925
eBay, Inc.	50,566	1,971,063
Expedia Group, Inc.	9,070	1,219,099
		54,882,997
Leisure Products 0.1%
Hasbro, Inc.	7,586	900,382
Multiline Retail 0.5%
Dollar General Corp.	16,577	2,634,749
Dollar Tree, Inc.*	15,252	1,741,168
Kohl's Corp.	10,111	502,112
Macy's, Inc.	19,397	301,429
Nordstrom, Inc. (a)	7,113	239,495
Target Corp.	32,899	3,517,232
		8,936,185
Specialty Retail 2.3%
Advance Auto Parts, Inc.	4,607	761,998
AutoZone, Inc.*	1,576	1,709,361
Best Buy Co., Inc.	14,907	1,028,434
CarMax, Inc.*	10,618	934,384
Home Depot, Inc.	70,336	16,319,359
L Brands, Inc.	15,157	296,926
Lowe's Companies, Inc.	49,569	5,450,607
O'Reilly Automotive, Inc.*	4,911	1,957,082
Ross Stores, Inc.	23,377	2,567,963
The Gap, Inc.	13,867	240,731
Tiffany & Co.	6,865	635,905
TJX Companies, Inc.	77,874	4,340,697
Tractor Supply Co.	7,645	691,414
Ulta Salon, Cosmetics & Fragrance, Inc.*	3,777	946,705
		37,881,566
Textiles, Apparel & Luxury Goods 0.7%
Capri Holdings Ltd.*	9,599	318,303
Hanesbrands, Inc.	23,714	363,298
NIKE, Inc. "B"	80,399	7,551,074
PVH Corp.	4,798	423,328
Ralph Lauren Corp.	3,274	312,569
Tapestry, Inc.	18,362	478,330
Under Armour, Inc. "A"*	12,016	239,599
Under Armour, Inc. "C"*	12,584	228,148
VF Corp.	20,950	1,864,340
		11,778,989
Consumer Staples 7.4%
Beverages 1.9%
Brown-Forman Corp. "B"	11,714	735,405
Coca-Cola Co.	247,295	13,462,740
Constellation Brands, Inc. "A"	10,747	2,227,638
Molson Coors Brewing Co. "B"	12,016	690,920
Monster Beverage Corp.*	24,728	1,435,707
PepsiCo, Inc.	89,838	12,316,790
		30,869,200
Food & Staples Retailing 1.6%
Costco Wholesale Corp.	28,252	8,139,684
Kroger Co.	51,505	1,327,799
Sysco Corp.	32,956	2,616,706
Walgreens Boots Alliance, Inc.	48,735	2,695,533
Walmart, Inc.	91,350	10,841,418
		25,621,140
Food Products 1.1%
Archer-Daniels-Midland Co.	35,823	1,471,251
Campbell Soup Co.	10,865	509,786
Conagra Brands, Inc.	30,973	950,252
General Mills, Inc.	38,979	2,148,522
Hormel Foods Corp.	17,979	786,222
Kellogg Co.	15,877	1,021,685
Kraft Heinz Co.	40,137	1,121,227
Lamb Weston Holdings, Inc.	9,270	674,114
McCormick & Co., Inc.	7,853	1,227,424
Mondelez International, Inc. "A"	92,675	5,126,781
The Hershey Co.	9,584	1,485,424
The JM Smucker Co.	7,215	793,794
Tyson Foods, Inc. "A"	18,979	1,634,851
		18,951,333
Household Products 1.8%
Church & Dwight Co., Inc.	15,828	1,190,899
Clorox Co.	8,031	1,219,668
Colgate-Palmolive Co.	55,144	4,053,636
Kimberly-Clark Corp.	22,085	3,137,174
Procter & Gamble Co.	160,793	19,999,433
		29,600,810
Personal Products 0.2%
Coty, Inc. "A"	19,939	209,559
Estee Lauder Companies, Inc. "A"	14,208	2,826,682
		3,036,241
Tobacco 0.8%
Altria Group, Inc.	120,208	4,916,507
Philip Morris International, Inc.	99,945	7,588,824
		12,505,331
Energy 4.4%
Energy Equipment & Services 0.4%
Baker Hughes a GE Co.	41,703	967,510
Halliburton Co.	55,775	1,051,359
Helmerich & Payne, Inc.	7,270	291,309
National Oilwell Varco, Inc.	24,712	523,894
Schlumberger Ltd.	89,080	3,043,863
TechnipFMC PLC	27,081	653,735
		6,531,670
Oil, Gas & Consumable Fuels 4.0%
Apache Corp.	24,241	620,570
Cabot Oil & Gas Corp.	26,932	473,195
Chevron Corp.	121,995	14,468,607
Cimarex Energy Co.	6,738	323,020
Concho Resources, Inc.	12,901	875,978
ConocoPhillips	71,423	4,069,682
Devon Energy Corp.	25,711	618,607
Diamondback Energy, Inc.	10,515	945,404
EOG Resources., Inc.	37,305	2,768,777
Exxon Mobil Corp.	271,782	19,190,527
Hess Corp.	16,664	1,007,839
HollyFrontier Corp.	9,554	512,476
Kinder Morgan, Inc.	125,110	2,578,517
Marathon Oil Corp.	50,917	624,752
Marathon Petroleum Corp.	42,139	2,559,944
Noble Energy, Inc.	30,426	683,368
Occidental Petroleum Corp.	57,549	2,559,204
ONEOK, Inc.	26,536	1,955,438
Phillips 66	28,851	2,954,342
Pioneer Natural Resources Co.	10,836	1,362,844
Valero Energy Corp.	26,531	2,261,502
Williams Companies, Inc.	77,897	1,874,202
		65,288,795
Financials 12.7%
Banks 5.4%
Bank of America Corp.	538,213	15,699,673
BB&T Corp.	49,261	2,629,060
Citigroup, Inc.	145,141	10,026,340
Citizens Financial Group, Inc.	28,775	1,017,772
Comerica, Inc.	9,755	643,732
Fifth Third Bancorp.	46,837	1,282,397
First Republic Bank	10,822	1,046,487
Huntington Bancshares, Inc.	66,212	944,845
JPMorgan Chase & Co.	205,419	24,175,762
KeyCorp	64,163	1,144,668
M&T Bank Corp.	8,600	1,358,542
People's United Financial, Inc.	26,121	408,402
PNC Financial Services Group, Inc.	28,610	4,009,978
Regions Financial Corp.	64,185	1,015,407
SunTrust Banks, Inc.	28,540	1,963,552
SVB Financial Group*	3,343	698,520
U.S. Bancorp.	92,125	5,098,198
Wells Fargo & Co.	257,612	12,993,949
Zions Bancorp. NA	11,116	494,884
		86,652,168
Capital Markets 2.6%
Affiliated Managers Group, Inc.	3,279	273,305
Ameriprise Financial, Inc.	8,427	1,239,612
Bank of New York Mellon Corp.	55,185	2,494,914
BlackRock, Inc.	7,557	3,367,701
Cboe Global Markets, Inc.	7,105	816,436
Charles Schwab Corp.	74,804	3,129,051
CME Group, Inc.	22,997	4,860,186
E*TRADE Financial Corp.	15,621	682,482
Franklin Resources., Inc.	18,195	525,108
Intercontinental Exchange, Inc.	35,972	3,319,136
Invesco Ltd.	24,415	413,590
MarketAxess Holdings, Inc.	2,399	785,673
Moody's Corp.	10,459	2,142,317
Morgan Stanley	80,844	3,449,613
MSCI, Inc.	5,439	1,184,342
Nasdaq, Inc.	7,312	726,447
Northern Trust Corp.	13,744	1,282,590
Raymond James Financial, Inc.	7,815	644,425
S&P Global, Inc.	15,802	3,871,174
State Street Corp.	23,992	1,420,086
T. Rowe Price Group, Inc.	15,194	1,735,915
The Goldman Sachs Group., Inc.	20,810	4,312,456
		42,676,559
Consumer Finance 0.7%
American Express Co.	43,723	5,171,557
Capital One Financial Corp.	30,180	2,745,776
Discover Financial Services	20,467	1,659,669
Synchrony Financial	39,288	1,339,328
		10,916,330
Diversified Financial Services 1.6%
Berkshire Hathaway, Inc. "B"*	125,988	26,208,024
Insurance 2.4%
Aflac, Inc.	47,455	2,482,845
Allstate Corp.	21,197	2,303,690
American International Group, Inc.	55,891	3,113,129
Aon PLC	15,179	2,938,199
Arthur J. Gallagher & Co.	11,834	1,059,971
Assurant, Inc.	3,890	489,440
Chubb Ltd.	29,271	4,725,510
Cincinnati Financial Corp.	9,697	1,131,349
Everest Re Group Ltd.	2,633	700,615
Globe Life, Inc.*	6,492	621,674
Hartford Financial Services Group, Inc.	23,221	1,407,425
Lincoln National Corp.	12,792	771,613
Loews Corp.	16,696	859,510
Marsh & McLennan Companies, Inc.	32,579	3,259,529
MetLife, Inc.	51,253	2,417,091
Principal Financial Group, Inc.	16,542	945,210
Progressive Corp.	37,514	2,897,956
Prudential Financial, Inc.	25,823	2,322,779
The Travelers Companies, Inc.	16,675	2,479,406
Unum Group	13,355	396,911
Willis Towers Watson PLC	8,310	1,603,581
		38,927,433
Health Care 13.4%
Biotechnology 2.1%
AbbVie, Inc.	94,952	7,189,765
Alexion Pharmaceuticals, Inc.*	14,404	1,410,728
Amgen, Inc.	38,538	7,457,488
Biogen., Inc.*	11,863	2,761,944
Celgene Corp.*	45,551	4,523,214
Gilead Sciences, Inc.	81,303	5,152,984
Incyte Corp.*	11,529	855,798
Regeneron Pharmaceuticals, Inc.*	5,144	1,426,946
Vertex Pharmaceuticals, Inc.*	16,450	2,786,959
		33,565,826
Health Care Equipment & Supplies 3.5%
Abbott Laboratories	113,603	9,505,163
ABIOMED, Inc.*	2,885	513,213
Align Technology, Inc.*	4,651	841,459
Baxter International, Inc.	32,861	2,874,352
Becton, Dickinson & Co.	17,330	4,383,797
Boston Scientific Corp.*	89,350	3,635,651
Danaher Corp.	41,046	5,928,274
DENTSPLY SIRONA, Inc.	14,446	770,116
Edwards Lifesciences Corp.*	13,394	2,945,475
Hologic, Inc.*	16,935	855,048
IDEXX Laboratories, Inc.*	5,527	1,502,957
Intuitive Surgical, Inc.*	7,417	4,004,661
Medtronic PLC	86,120	9,354,354
ResMed, Inc.	9,201	1,243,147
Stryker Corp.	20,634	4,463,134
Teleflex, Inc.	2,950	1,002,262
The Cooper Companies, Inc.	3,179	944,163
Varian Medical Systems, Inc.*	5,832	694,533
Zimmer Biomet Holdings, Inc.	13,165	1,807,160
		57,268,919
Health Care Providers & Services 2.4%
AmerisourceBergen Corp.	9,710	799,424
Anthem, Inc.	16,431	3,945,083
Cardinal Health, Inc.	19,095	901,093
Centene Corp.*	26,584	1,150,024
Cigna Corp.	24,234	3,678,479
CVS Health Corp.	83,466	5,264,201
DaVita, Inc.*	6,222	355,089
HCA Healthcare, Inc.	17,159	2,066,287
Henry Schein, Inc.*	9,620	610,870
Humana, Inc.	8,680	2,219,216
Laboratory Corp. of America Holdings*	6,315	1,060,920
McKesson Corp.	11,872	1,622,427
Quest Diagnostics, Inc.	8,760	937,583
UnitedHealth Group, Inc.	60,880	13,230,442
Universal Health Services, Inc. "B"	5,209	774,839
WellCare Health Plans, Inc.*	3,220	834,527
		39,450,504
Health Care Technology 0.1%
Cerner Corp.	20,466	1,395,167
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	19,908	1,525,550
Illumina, Inc.*	9,442	2,872,445
IQVIA Holdings, Inc.*	11,714	1,749,837
Mettler-Toledo International, Inc.*	1,592	1,121,405
PerkinElmer, Inc.	7,193	612,628
Thermo Fisher Scientific, Inc.	25,688	7,482,144
Waters Corp.*	4,296	958,996
		16,323,005
Pharmaceuticals 4.3%
Allergan PLC	21,081	3,547,722
Bristol-Myers Squibb Co.	105,065	5,327,846
Eli Lilly & Co.	54,595	6,105,359
Johnson & Johnson	169,560	21,937,673
Merck & Co., Inc.	164,506	13,848,115
Mylan NV*	32,766	648,111
Nektar Therapeutics*	11,368	207,068
Perrigo Co. PLC	8,751	489,093
Pfizer, Inc.	355,386	12,769,019
Zoetis, Inc.	30,732	3,828,900
		68,708,906
Industrials 9.2%
Aerospace & Defense 2.7%
Arconic, Inc.	24,860	646,360
Boeing Co.	34,344	13,066,862
General Dynamics Corp.	15,031	2,746,614
Huntington Ingalls Industries, Inc.	2,705	572,892
L3Harris Technologies, Inc.	14,344	2,992,732
Lockheed Martin Corp.	15,959	6,224,967
Northrop Grumman Corp.	10,110	3,789,127
Raytheon Co.	17,891	3,510,035
Textron, Inc.	14,959	732,393
TransDigm Group, Inc.	3,189	1,660,417
United Technologies Corp.	52,092	7,111,600
		43,053,999
Air Freight & Logistics 0.6%
C.H. Robinson Worldwide, Inc.	8,789	745,131
Expeditors International of Washington, Inc.	11,066	822,093
FedEx Corp.	15,413	2,243,670
United Parcel Service, Inc. "B"	44,803	5,368,296
		9,179,190
Airlines 0.4%
Alaska Air Group, Inc.	7,826	507,986
American Airlines Group, Inc.	25,185	679,240
Delta Air Lines, Inc.	37,225	2,144,160
Southwest Airlines Co.	31,018	1,675,282
United Airlines Holdings, Inc.*	14,213	1,256,571
		6,263,239
Building Products 0.3%
A.O. Smith Corp.	9,057	432,109
Allegion PLC	5,914	612,986
Fortune Brands Home & Security, Inc.	8,831	483,056
Johnson Controls International PLC	51,132	2,244,184
Masco Corp.	18,831	784,876
		4,557,211
Commercial Services & Supplies 0.4%
Cintas Corp.	5,342	1,432,190
Copart, Inc.*	12,964	1,041,398
Republic Services, Inc.	13,490	1,167,560
Rollins, Inc.	8,959	305,233
Waste Management, Inc.	25,106	2,887,190
		6,833,571
Construction & Engineering 0.1%
Jacobs Engineering Group, Inc.	8,728	798,612
Quanta Services, Inc.	8,910	336,798
		1,135,410
Electrical Equipment 0.5%
AMETEK, Inc.	14,644	1,344,612
Eaton Corp. PLC	26,904	2,237,068
Emerson Electric Co.	39,484	2,639,900
Rockwell Automation, Inc.	7,461	1,229,573
		7,451,153
Industrial Conglomerates 1.3%
3M Co.	37,023	6,086,581
General Electric Co.	560,200	5,008,188
Honeywell International, Inc.	46,239	7,823,639
Roper Technologies, Inc.	6,668	2,377,809
		21,296,217
Machinery 1.5%
Caterpillar, Inc.	36,154	4,566,612
Cummins, Inc.	10,147	1,650,613
Deere & Co.	20,215	3,409,866
Dover Corp.	9,418	937,656
Flowserve Corp.	8,627	402,967
Fortive Corp.	18,938	1,298,389
IDEX Corp.	4,860	796,457
Illinois Tool Works, Inc.	18,924	2,961,417
Ingersoll-Rand PLC	15,483	1,907,660
PACCAR, Inc.	22,234	1,556,602
Parker-Hannifin Corp.	8,241	1,488,407
Pentair PLC	10,854	410,281
Snap-on, Inc.	3,603	564,014
Stanley Black & Decker, Inc.	9,735	1,405,831
Wabtec Corp.	11,715	841,840
Xylem, Inc.	11,481	914,117
		25,112,729
Professional Services 0.3%
Equifax, Inc.	7,728	1,087,098
IHS Markit Ltd.*	25,792	1,724,969
Nielsen Holdings PLC	22,858	485,732
Robert Half International, Inc.	7,561	420,845
Verisk Analytics, Inc.	10,514	1,662,684
		5,381,328
Road & Rail 0.9%
CSX Corp.	51,316	3,554,659
J.B. Hunt Transport Services, Inc.	5,472	605,477
Kansas City Southern	6,393	850,333
Norfolk Southern Corp.	16,938	3,043,081
Union Pacific Corp.	45,273	7,333,321
		15,386,871
Trading Companies & Distributors 0.2%
Fastenal Co.	37,199	1,215,291
United Rentals, Inc.*	4,900	610,736
W.W. Grainger, Inc.	2,830	840,935
		2,666,962
Information Technology 21.5%
Communications Equipment 1.1%
Arista Networks, Inc.*	3,497	835,503
Cisco Systems, Inc.	272,741	13,476,133
F5 Networks, Inc.*	3,835	538,511
Juniper Networks, Inc.	22,467	556,058
Motorola Solutions, Inc.	10,585	1,803,790
		17,209,995
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp. "A"	19,201	1,852,897
CDW Corp.	9,275	1,143,051
Corning, Inc.	50,416	1,437,864
FLIR Systems, Inc.	8,580	451,222
IPG Photonics Corp.*	2,314	313,778
Keysight Technologies, Inc.*	12,094	1,176,142
TE Connectivity Ltd.	21,645	2,016,881
		8,391,835
IT Services 5.4%
Accenture PLC "A"	40,962	7,879,041
Akamai Technologies, Inc.*	10,645	972,740
Alliance Data Systems Corp.	2,543	325,835
Automatic Data Processing, Inc.	27,808	4,488,767
Broadridge Financial Solutions, Inc.	7,430	924,515
Cognizant Technology Solutions Corp. "A"	35,507	2,139,829
DXC Technology Co.	16,618	490,231
Fidelity National Information Services, Inc.	39,362	5,225,699
Fiserv, Inc.*	36,602	3,791,601
FleetCor Technologies, Inc.*	5,522	1,583,599
Gartner, Inc.*	5,762	823,908
Global Payments, Inc.	19,289	3,066,951
International Business Machines Corp.	56,951	8,281,814
Jack Henry & Associates, Inc.	4,913	717,151
Leidos Holdings, Inc.	8,701	747,242
MasterCard, Inc. "A"	57,351	15,574,811
Paychex, Inc.	20,555	1,701,337
PayPal Holdings, Inc.*	75,698	7,841,556
VeriSign, Inc.*	6,739	1,271,178
Visa, Inc. "A"	110,952	19,084,854
Western Union Co.	27,367	634,093
		87,566,752
Semiconductors & Semiconductor Equipment 3.8%
Advanced Micro Devices, Inc.*	69,728	2,021,415
Analog Devices, Inc.	23,768	2,655,599
Applied Materials, Inc.	59,295	2,958,821
Broadcom, Inc.	25,569	7,058,834
Intel Corp.	284,564	14,663,583
KLA-Tencor Corp.	10,215	1,628,782
Lam Research Corp.	9,274	2,143,314
Maxim Integrated Products, Inc.	17,310	1,002,422
Microchip Technology, Inc.	15,300	1,421,523
Micron Technology, Inc.*	71,104	3,046,806
NVIDIA Corp.	39,123	6,810,141
Qorvo, Inc.*	7,712	571,768
QUALCOMM., Inc.	78,091	5,956,781
Skyworks Solutions, Inc.	11,040	874,920
Texas Instruments, Inc.	59,927	7,744,965
Xilinx, Inc.	16,316	1,564,704
		62,124,378
Software 6.5%
Adobe, Inc.*	31,195	8,617,619
ANSYS, Inc.*	5,386	1,192,245
Autodesk, Inc.*	14,109	2,083,899
Cadence Design Systems, Inc.*	18,048	1,192,612
Citrix Systems, Inc.	7,867	759,323
Fortinet, Inc.*	9,080	696,981
Intuit, Inc.	16,738	4,451,304
Microsoft Corp.	490,544	68,200,332
Oracle Corp.	141,474	7,785,314
salesforce.com, Inc.*	56,351	8,364,742
Symantec Corp.	36,555	863,795
Synopsys, Inc.*	9,631	1,321,855
		105,530,021
Technology Hardware, Storage & Peripherals 4.2%
Apple, Inc.	272,911	61,123,876
Hewlett Packard Enterprise Co.	83,941	1,273,385
HP, Inc.	95,215	1,801,468
NetApp, Inc.	15,290	802,878
Seagate Technology PLC	15,210	818,146
Western Digital Corp.	19,088	1,138,408
Xerox Corp.	11,900	355,929
		67,314,090
Materials 2.7%
Chemicals 1.9%
Air Products & Chemicals, Inc.	14,160	3,141,538
Albemarle Corp. (a)	6,780	471,346
Celanese Corp.	8,036	982,722
CF Industries Holdings, Inc.	13,962	686,930
Corteva, Inc.	48,130	1,347,640
Dow, Inc.	47,664	2,271,190
DuPont de Nemours, Inc.	47,798	3,408,475
Eastman Chemical Co.	8,836	652,362
Ecolab, Inc.	16,106	3,189,632
FMC Corp.	8,366	733,531
International Flavors & Fragrances, Inc. (a)	6,881	844,230
Linde PLC	34,746	6,730,995
LyondellBasell Industries NV "A"	16,606	1,485,739
PPG Industries, Inc.	15,209	1,802,418
The Mosaic Co.	22,418	459,569
The Sherwin-Williams Co.	5,279	2,902,764
		31,111,081
Construction Materials 0.2%
Martin Marietta Materials, Inc.	3,990	1,093,659
Vulcan Materials Co.	8,505	1,286,296
		2,379,955
Containers & Packaging 0.4%
Amcor PLC	103,300	1,007,175
Avery Dennison Corp.	5,343	606,805
Ball Corp.	21,250	1,547,212
International Paper Co.	25,546	1,068,334
Packaging Corp. of America	6,165	654,106
Sealed Air Corp.	9,972	413,938
WestRock Co.	16,318	594,791
		5,892,361
Metals & Mining 0.2%
Freeport-McMoRan, Inc.	92,385	884,124
Newmont Goldcorp Corp.	52,655	1,996,678
Nucor Corp.	19,328	983,989
		3,864,791
Real Estate 3.2%
Real Estate Investment Trusts (REITs) 3.1%
Alexandria Real Estate Equities, Inc.	7,324	1,128,189
American Tower Corp.	28,493	6,300,657
Apartment Investment & Management Co. "A"	9,783	510,086
AvalonBay Communities, Inc.	8,939	1,924,835
Boston Properties, Inc.	9,209	1,194,039
Crown Castle International Corp.	26,696	3,711,011
Digital Realty Trust, Inc.	13,380	1,736,858
Duke Realty Corp.	23,192	787,832
Equinix, Inc.	5,446	3,141,253
Equity Residential	22,327	1,925,927
Essex Property Trust, Inc.	4,212	1,375,850
Extra Space Storage, Inc.	8,273	966,452
Federal Realty Investment Trust	4,464	607,729
HCP, Inc.	31,518	1,122,986
Host Hotels & Resorts, Inc.	47,202	816,123
Iron Mountain, Inc.	18,566	601,353
Kimco Realty Corp.	27,605	576,392
Mid-America Apartment Communities, Inc.	7,289	947,643
Prologis, Inc.	40,499	3,451,325
Public Storage	9,636	2,363,422
Realty Income Corp.	20,543	1,575,237
Regency Centers Corp.	10,691	742,918
SBA Communications Corp.	7,269	1,752,919
Simon Property Group, Inc.	19,839	3,087,940
SL Green Realty Corp.	5,263	430,250
The Macerich Co. (a)	6,934	219,045
UDR, Inc.	18,752	909,097
Ventas, Inc.	24,062	1,757,248
Vornado Realty Trust	10,139	645,550
Welltower, Inc.	26,002	2,357,081
Weyerhaeuser Co.	47,663	1,320,265
		49,987,512
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	21,610	1,145,546
Utilities 3.5%
Electric Utilities 2.1%
Alliant Energy Corp.	15,403	830,684
American Electric Power Co., Inc.	31,726	2,972,409
Duke Energy Corp.	46,777	4,484,043
Edison International	23,061	1,739,261
Entergy Corp.	12,789	1,500,917
Evergy, Inc.	15,170	1,009,715
Eversource Energy	20,674	1,767,007
Exelon Corp.	62,410	3,015,027
FirstEnergy Corp.	34,756	1,676,282
NextEra Energy, Inc.	31,411	7,318,449
Pinnacle West Capital Corp.	7,101	689,294
PPL Corp.	46,409	1,461,419
Southern Co.	67,234	4,153,044
Xcel Energy, Inc.	33,747	2,189,843
		34,807,394
Gas Utilities 0.1%
Atmos Energy Corp.	7,637	869,778
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	42,573	695,643
NRG Energy, Inc.	16,251	643,540
		1,339,183
Multi-Utilities 1.1%
Ameren Corp.	15,699	1,256,705
CenterPoint Energy, Inc.	32,348	976,263
CMS Energy Corp.	18,271	1,168,430
Consolidated Edison, Inc.	21,380	2,019,769
Dominion Energy, Inc	52,856	4,283,450
DTE Energy Co.	11,771	1,565,072
NiSource, Inc.	23,982	717,541
Public Service Enterprise Group, Inc.	32,463	2,015,303
Sempra Energy	17,623	2,601,331
WEC Energy Group, Inc.	20,258	1,926,536
		18,530,400
Water Utilities 0.1%
American Water Works Co., Inc.	11,592	1,440,074
Total Common Stocks (Cost $541,028,190)		1,587,291,738
	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.1%
U.S. Treasury Obligation
U.S. Treasury Bill, 1.97% **, 1/9/2020 (b) (Cost $2,053,700)	2,065,000	2,054,666
	Shares	Value ($)
Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.84% (c) (d) (Cost $1,998,152)	1,998,152	1,998,152
Cash Equivalents 1.9%
DWS Central Cash Management Government Fund, 1.96% (c) (Cost $30,365,803)	30,365,803	30,365,803
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $575,445,845)	100.1	1,621,710,359
Other Assets and Liabilities, Net	(0.1)	(821,832)
Net Assets	100.0	1,620,888,527

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2019 are as follows:

Value ($) at 12/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2019	Value ($) at 9/30/2019
Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.84% (c) (d)
1,382,030	616,122 (e)	—	—	—	20,364	—	1,998,152	1,998,152
Cash Equivalents 1.9%
DWS Central Cash Management Government Fund, 1.96% (c)
37,277,171	139,635,947	146,547,315	—	—	326,379	—	30,365,803	30,365,803
38,659,201	140,252,069	146,547,315	—	—	346,743	—	32,363,955	32,363,955

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2019 amounted to $1,975,472, which is 0.1% of net assets.
(b)	At September 30, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2019.
S&P: Standard & Poor’s
At September 30, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
S&P 500 E-Mini Index	USD	12/20/2019	226	33,901,457	33,657,050	(244,407)

Currency Abbreviation
USD United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$1,587,291,738	$—	$—	$1,587,291,738
Government & Agency Obligation	—	2,054,666	—	2,054,666
Short-Term Investments (f)	32,363,955	—	—	32,363,955
Total	$1,619,655,693	$2,054,666	$—	$1,621,710,359
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Futures Contracts	$(244,407)	$—	$—	$(244,407)
Total	$(244,407)	$—	$—	$(244,407)

(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2019 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ (244,407)